INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Raw materials	$ 59,780	$ 108,925
Work-in-process	12,531	20,593
Finished goods	97,206	198,253
Total	169,517	327,771
Inventory write-down	$ 0	$ 0	$ 1,956